PROSPECTUS SUPPLEMENT

    ING LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B

                                       AND

       ING INSURANCE COMPANY OF AMERICA AND ITS VARIABLE ANNUITY ACCOUNT I

  SUPPLEMENT DATED JANUARY 27, 2005 TO YOUR CURRENT VARIABLE ANNUITY PROSPECTUS

This supplement updates certain information contained in your current variable annuity prospectus. Please read it carefully and keep it with your product prospectus for future reference.

                          NOTICE OF FUND SUBSTITUTIONS

ING Insurance Company of America and ING Life Insurance and Annuity Company (the "Company" or "Companies") and their Variable Annuity Account I and Variable Annuity Account B, respectively (the "Variable Annuity Account" or "Variable Annuity Accounts"), have filed an application with the Securities and Exchange Commission to permit certain funds in which the sub-accounts of the Variable Annuity Accounts invest (the "Replaced Funds") to be replaced with certain other funds (the "Substitute Funds").

REASONS FOR THE SUBSTITUTION. The principal purposes of the substitutions are as follows:

o IMPLEMENT BUSINESS PLAN. The substitutions are part of an overall business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Company's products.

o REDUCED COSTS AND GREATER INFLUENCE. Including too many different funds with different investment advisers within the Company's products makes those products more costly to administer. The Company believes that making available affiliated funds generally managed by expert third party asset managers will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

o DUE DILIGENCE. The substitutions will allow the Company to respond to concerns that it has identified in its due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance and well-publicized investigations, claims and regulatory actions and the corresponding negative publicity.

THE SUBSTITUTE FUNDS.

Each of the Substitute Funds is or will be a series of ING Investors Trust, ING Partners, Inc. or ING Variable Products Trust. The Board of ING Investors Trust has approved the creation of the ING FMR Earnings Growth Portfolio, the ING JP Morgan Value Opportunities Portfolio, the ING Marsico International Opportunities Portfolio and the ING Pioneer Fund Portfolio in order to implement the substitutions. Other changes to certain of the other Substitute Funds (such as reductions in fees and expenses) have also been approved by the applicable Substitute Fund Board in anticipation of the substitutions. The Board of ING Variable Products Trust is anticipated to approve the creation of the ING VP Government Securities Portfolio in order to implement the substitutions. These actions are necessary to meet the conditions of the substitutions and shall be effective prior to the effective date of the substitutions. With the exception of the ING VP Government Securities Portfolio, the information about the Substitute Funds in this supplement reflects the actions as approved by the applicable Board of each of the Substitute Funds.

ILIAC/IICA - 134960               Page 1 of 5                       January 2005

Not all of the Replaced Funds may be available through your variable annuity contract. Please refer to your product prospectus for the list of Replaced Funds available to you.

The following funds are involved in the substitution:

--------------------------------------------------------------- ---------------------------------------------------------------
                        REPLACED FUND                                                  SUBSTITUTE FUND

--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (Series I)                   ING Evergreen Omega Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Core Equity Fund (Series I)                            ING Pioneer Fund Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Government Securities Fund (Series I)                  ING VP Government Securities Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Growth Fund (Series I)                                 ING FMR Earnings Growth Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series I)                         ING Legg Mason Value Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AllianceBernstein Growth and Income Portfolio (Class A)         ING JPMorgan Value Opportunities Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio (Class A)            ING FMR Earnings Growth Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
AllianceBernstein Small Cap Growth Portfolio                    ING JPMorgan Small Cap Equity Portfolio (Class I)
(Class A)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Federated American Leaders Fund II                              ING JPMorgan Value Opportunities Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Federated Capital Income Fund II                                ING Van Kampen Equity and Income Portfolio
                                                                (I Class)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Federated High Income Bond Fund II                              ING PIMCO High Yield Bond Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Jennison Portfolio (Class II)                                   ING Mercury Large Cap Growth Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
MFS Total Return Series (Initial Class)                         ING MFS Total Return Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
Oppenheimer Main Street Fund                                    ING Oppenheimer Main Street Portfolio (Class I)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
SP William Blair International Growth Portfolio (Class II)      ING Marsico International Opportunities Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------
--------------------------------------------------------------- ---------------------------------------------------------------
UBS U.S. Allocation Portfolio (Class I)                         ING UBS U.S. Balanced Portfolio (Class S)
--------------------------------------------------------------- ---------------------------------------------------------------

IMPORTANT INFORMATION ABOUT THE PROPOSED SUBSTITUTIONS.

o Prior to the effective date of the substitutions you will receive another prospectus supplement which will indicate the effective date of the substitutions and reiterate your rights related to the substitution. You will also receive a prospectus for each of the Substitute Funds.

o Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a sub-account which invests in a Replaced Fund to any other sub-account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

o On the effective date of the substitutions all amounts you have allocated to a sub-account which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a sub-account which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

o You will not incur any fees or charges or any tax liability because of the substitutions, and your contract value immediately before the substitutions will equal your contract value immediately after the substitutions.

o The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described below.

o The investment objective and policies of each Substitute Fund are substantially the same as the investment objective and policies of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described below.


ILIAC/IICA - 134960               Page 2 of 5                       January 2005

SUBSTITUTE FUND FEES AND EXPENSES. The following table shows the investment advisory fees and other expenses charged annually by each of the Substitute Funds. The figures are a percentage of the average net assets of the fund as of the effective date of the substitution as approved by the applicable Boards of each of the Substitute Funds. See the prospectuses for the Substitute Funds for more information concerning these fees and expenses.


--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
                                                                                                     FEES AND
                                                       SERVICE AND/OR                TOTAL GROSS     EXPENSES       TOTAL NET
                                         MANAGEMENT     DISTRIBUTION      OTHER      ANNUAL FUND     WAIVED OR     ANNUAL FUND
              FUND NAME                     FEES        (12B-1) FEES    EXPENSES      EXPENSES      REIMBURSED       EXPENSES
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING Evergreen Omega Portfolio (Class
I)                                          0.60%          0.00%          0.01%         0.61%          0.00%          0.61%
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING FMR Earnings Growth Portfolio           0.62%          0.00%          0.15%         0.77%          0.02%          0.75%
(Class I) 1
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING JPMorgan Small Cap Equity
Portfolio (Class I)                         0.90%          0.00%          0.00%         0.90%          0.00%          0.90%
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING JPMorgan Value Opportunities             0.40%         0.00%          0.15%         0.55%          0.02%          0.53%
Portfolio (Class I) 1
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING JPMorgan Value Opportunities            0.40%          0.25%          0.15%         0.80%          0.02%          0.78%
Portfolio (Class S) 1
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING Legg Mason Value Portfolio (Class
I)                                          0.81%          0.00%          0.01%         0.82%          0.00%          0.82%
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING Marsico International                   0.54%         0.25%          0.17%         0.96%          0.03%          0.93%
Opportunities Portfolio (Class S) 1
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING Mercury Large Cap Growth
Portfolio (Class S)                         0.75%          0.25%          0.00%         1.00%          0.00%          1.00%
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING MFS Total Return Portfolio (Class
I)                                          0.64%         0.00%           0.01%         0.65%          0.00%          0.65%
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING Oppenheimer Main Street Portfolio
(Class I)                                   0.64%          0.00%          0.01%         0.65%          0.00%          0.65%
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING PIMCO High Yield Bond Portfolio
(Class S)                                   0.49%          0.25%          0.01%         0.75%          0.00%          0.75%
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING Pioneer Fund Portfolio                  0.75%          0.00%          0.01%         0.76%          0.00%          0.76%
(Class I) 2
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING UBS U.S. Balanced Portfolio
(Class S)                                   0.75%          0.25%          0.01%         1.01%          0.00%          1.01%
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING Van Kampen Equity and Income
Portfolio (Initial Class)                   0.55%          0.00%          0.02%         0.57%          0.00%          0.57%
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------
ING VP Government Securities                0.47%          0.00%          0.25%         0.72%          0.00%          0.72%
Portfolio (Class I)
--------------------------------------- -------------- --------------- ------------ -------------- -------------- ---------------

1. Directed Services Inc. has entered into a written expense limitation agreement with respect to ING FMR Earnings Growth Portfolio, ING JP Morgan Value Opportunities Portfolio, and ING Marsico International Opportunities Portfolio under which it will limit expenses of ING FMR Earnings Growth Portfolio, ING JPMorgan Value Opportunities Portfolio, and ING Marsico International Opportunities Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by Directed Services Inc. within three years. The amount ING FMR Earnings Growth, ING JPMorgan Value Opportunities, and ING Marsico International Opportunities Portfolios' expenses that are proposed to be waived, reimbursed or recouped in the ensuing is shown under the heading "Expense Waivers." The expense limitation agreement will continue through at least May 2, 2006. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless Directed Services Inc. provides written notice of the termination of the expense limitation agreement within at least 90 days prior to the end of the then current terms or upon termination of the management agreement.

2. Directed Services Inc., investment adviser to the ING Pioneer Fund Portfolio, has entered into an expense limitation waiver letter with the ING Pioneer Fund Portfolio under which it will limit expenses, excluding interest, taxes, brokerage and extraordinary expenses, for a period of two years following the receipt of substituted assets.

ILIAC/IICA - 134960               Page 3 of 5                       January 2005

SUBSTITUTE FUND INVESTMENT ADVISER/SUB-ADVISER AND INVESTMENT OBJECTIVES. The following table lists the investment advisers and subadvisers and information regarding the investment objectives of the Substitute Funds. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund.

--------------------------------------- ------------------------------------------- -----------------------------------------
                                                   INVESTMENT ADVISER/
              FUND NAME                                 SUBADVISER                            INVESTMENT OBJECTIVE
--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING EVERGREEN OMEGA PORTFOLIO           INVESTMENT ADVISER:  Directed               Seeks long-term capital growth
                                        Services, Inc.

                                        SUBADVISER:  Evergreen
                                        Investment Management Co., Inc.
--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING FMR EARNINGS GROWTH PORTFOLIO       INVESTMENT ADVISER:  Directed Services,     Seeks long-term capital appreciation.
                                        Inc.

                                        SUBADVISER:  Fidelity Management &
                                        Research Company

--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING JPMORGAN SMALLCAP EQUITY PORTFOLIO  INVESTMENT ADVISER:  Directed               A NONDIVERSIFIED Portfolio that seeks
                                        Services, Inc.                              capital growth over the long term.

                                        SUBADVISER:  J.P. Morgan Investment
                                        Management Inc.

--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING JPMORGAN VALUE OPPORTUNITIES        INVESTMENT ADVISER:  Directed Services,     Seeks to provide long-term capital
PORTFOLIO                               Inc.                                        appreciation.

                                        SUBADVISER:  J.P. Morgan Investment
                                        Management, Inc.

--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING LEGG MASON VALUE PORTFOLIO          INVESTMENT ADVISER:  Directed               Seeks long-term growth of capital.
                                        Services, Inc.

                                        SUBADVISER:  Legg Mason Funds Management,
                                        Inc.

--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING MARSICO INTERNATIONAL               INVESTMENT ADVISER:  Directed Services,     Seeks long-term growth of capital.  .
OPPORTUNITIES PORTFOLIO                 Inc.

                                        SUBADVISER:  Marsico Capital Management,
                                        LLC

--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING MERCURY LARGE CAP GROWTH PORTFOLIO  INVESTMENT ADVISER:  Directed               Seeks long-term growth of capital.
                                        Services, Inc.

                                        SUBADVISER:  Mercury Advisors

--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING MFS TOTAL RETURN PORTFOLIO          INVESTMENT ADVISER:  Directed               Seeks above-average income (compared to
                                        Services, Inc.                              a portfolio entirely invested in equity
                                                                                    securities) consistent with the prudent
                                        SUBADVISER:  Massachusetts Financial        employment of capital.
                                        Services Company
-------------------------------------- ------------------------------------------- -----------------------------------------

ILIAC/IICA - 134960               Page 4 of 5                       January 2005


--------------------------------------- ------------------------------------------- -----------------------------------------
ING OPPENHEIMER MAIN STREET PORTFOLIO   INVESTMENT ADVISER:  Directed               Seeks long-term growth of capital and
                                        Services, Inc.                              future income.

                                        SUBADVISER:  OppenheimerFunds, Inc.

--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING PIMCO HIGH YIELD BOND PORTFOLIO     INVESTMENT ADVISER:  Directed Services,     Seeks maximum total return, consistent
                                        Inc.                                        with preservation of capital and
                                                                                    prudent investment management.
                                        SUBADVISER:  Pacific Investment
                                        Management Company LLC

--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING PIONEER FUND PORTFOLIO              INVESTMENT ADVISER:  Directed Services,     Seeks reasonable income and capital
                                        Inc.                                        growth.

                                        SUBADVISER:  Pioneer Investment
                                        Management, Inc.

--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING UBS U.S. BALANCED PORTFOLIO         INVESTMENT ADVISER:  Directed               Seeks to maximize total return over the
                                        Services, Inc.                              long term.

                                        SUBADVISER:  UBS Global Asset Management
                                        (Americas) Inc.

--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING VAN KAMPEN EQUITY AND INCOME        INVESTMENT ADVISER:  ING Life Insurance     Seeks total return, consisting of
PORTFOLIO                               and Annuity Company                         long-term capital appreciation and
                                                                                    current income.
                                        SUBADVISER:  Morgan Stanley Investment
                                        Management Inc. (doing business as Van
                                        Kampen)

--------------------------------------- ------------------------------------------- -----------------------------------------
--------------------------------------- ------------------------------------------- -----------------------------------------
ING VP GOVERNMENT SECURITIES PORTFOLIO  INVESTMENT ADVISER:  ING Investment, LLC     Seeks income consistent with the
                                                                                     preservation of capital.
--------------------------------------- ------------------------------------------- -----------------------------------------






ILIAC/IICA - 134960               Page 5 of 5                       January 2005